SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives of Major Asset Categories (Details)	12 Months Ended
Dec. 31, 2017
Minimum | Buildings, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	7 years
Minimum | Underground mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Minimum | Light vehicles and other mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years
Minimum | Furniture, computer and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years
Maximum | Buildings, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	27 years
Maximum | Underground mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	7 years
Maximum | Light vehicles and other mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Maximum | Furniture, computer and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years